Annual Fund Operating Expenses	Dec. 31, 2022
Delaware Ivy VIP Core Equity | Class II
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.06%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Delaware Ivy VIP Growth | Class II
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual fund operating expenses	1.00%
Delaware Ivy VIP Mid Cap Growth | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.07%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
Delaware Ivy VIP Mid Cap Growth | Class II
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.17%
Fee waivers and expense reimbursements	(0.07%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
Delaware Ivy VIP Smid Cap Core | Class II
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	1.22%
Delaware Ivy VIP Small Cap Growth | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Delaware Ivy VIP Small Cap Growth | Class II
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Delaware Ivy VIP Value | Class II
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.01%
Delaware Ivy VIP Corporate Bond | Class II
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	0.80%
Delaware Ivy VIP High Income | Class I
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.67%
Delaware Ivy VIP High Income | Class II
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual fund operating expenses	0.92%
Delaware Ivy VIP Limited-Term Bond | Class II
Operating Expenses:
Management fees	0.50%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	0.82%
Fee waivers and expense reimbursements	(0.01%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Delaware VIP Global Value Equity | Class II
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.03%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Delaware Ivy VIP Global Growth | Class II
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.11%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Delaware Ivy VIP International Core Equity | Class II
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.01%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Delaware Ivy VIP Asset Strategy | Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[9]
Total annual fund operating expenses	0.77%
Fee waivers and expense reimbursements	(0.15%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.62%
Delaware Ivy VIP Asset Strategy | Class II
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%	[9]
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.14%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.87%
Delaware Ivy VIP Balanced | Class II
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.01%)	[11]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Delaware Ivy VIP Energy | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.98%
Delaware Ivy VIP Energy | Class II
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	1.23%
Delaware Ivy VIP Natural Resources | Class II
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	1.25%
Delaware Ivy VIP Science and Technology | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.92%
Delaware Ivy VIP Science and Technology | Class II
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.17%
Delaware VIP Real Estate Securities | Class II
Operating Expenses:
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual fund operating expenses	1.38%
Fee waivers and expense reimbursements	(0.17%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
Delaware Ivy VIP Pathfinder Aggressive | Class II
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.74%	[13]
Total annual fund operating expenses	0.95%	[14]
Delaware Ivy VIP Pathfinder Moderately Aggressive | Class II
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Acquired fund fees and expenses	0.72%	[15]
Total annual fund operating expenses	0.78%	[16]
Delaware Ivy VIP Pathfinder Moderate | Class II
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Acquired fund fees and expenses	0.71%	[17]
Total annual fund operating expenses	0.77%	[18]
Delaware Ivy VIP Pathfinder Moderately Conservative | Class II
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Acquired fund fees and expenses	0.69%	[19]
Total annual fund operating expenses	0.86%	[20]
Delaware Ivy VIP Pathfinder Conservative | Class II
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Acquired fund fees and expenses	0.68%	[21]
Total annual fund operating expenses	0.83%	[22]
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility | Class II
Operating Expenses:
Management fees	0.20%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Acquired fund fees and expenses	0.70%	[23]
Total annual fund operating expenses	0.96%	[24]
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility | Class II
Operating Expenses:
Management fees	0.19%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Acquired fund fees and expenses	0.71%	[25]
Total annual fund operating expenses	1.06%	[26]
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility | Class II
Operating Expenses:
Management fees	0.20%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Acquired fund fees and expenses	0.68%	[27]
Total annual fund operating expenses	1.21%	[28]

[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.70% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[2]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.85% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[3]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.89% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[4]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.76% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[5]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.56% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[6]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.79% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[7]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.88% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[8]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.92% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[9]	Other expenses includes the expenses of Ivy VIP ASF II, Ltd., a wholly-owned subsidiary of the Portfolio organized in the Cayman Islands.
[10]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.62% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[11]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.81% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[12]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.96% of the Portfolio’s average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[13]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[14]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[15]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[16]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[17]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[18]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[19]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[20]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[21]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[22]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[23]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[24]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[25]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[26]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[27]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[28]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.